Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net Investment Income [Line Items]
Life insurance premiums	¥ 209,120	¥ 186,547	¥ 145,464
Life insurance related investment income (loss)	(19,699)	164,946	9,942
Life insurance premiums and related investment income	¥ 189,421	¥ 351,493	¥ 155,406